GAIN FROM DEREGISTRATION OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Gain from deregistration of subsidiaries	¥ 1,325	$ 208	¥ 3,967	¥ 1,841